SCHEDULE OF EXPENSES INCURRED WITH RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Expenses incurred with related parties	¥ 12,840	¥ 17,501	¥ 30,926
Sugimoto Architectural Design Foundation [Member] | Donation [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties		1,000	400
SYW [Member] | Referral and Marketing Fee And Entertainment Expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	12,690	16,501	30,526
Cumica [Member] | Advertising Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	102
Transista Co., Ltd [Member] | Advertising Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	¥ 48